Summary of Significant Accounting Policies (Details) - Schedule of fair value on a recurring basis using significant unobservable inputs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earn-out liability from Weiliantong acquisition [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of beginning	$ 10,638	$ 107,299
Fair value change	(13,071)	33,584	14,068
Exchange difference		(2,126)	(13,252)
Reclassification to shares to be issued	(13,106)	(128,119)	(200,100)
Balance as of ending	4,336	10,638	107,299
Less: Contingent consideration – earn-out liability – non-current portion
Contingent consideration – earn-out liability –current portion	4,336
Warrant Liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of beginning	10,324	29,558
Warrant liabilities resulting from SPAC Transaction			36,121
Fair value change	(10,776)	(16,421)	(3,904)
Exercised		(115)
Exchange difference	618	(2,698)	(2,659)
Balance as of ending	166	$ 10,324	29,558
SPAC Transaction [Member] | Earn-out liability from Weiliantong acquisition [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration			266,828
BeeLive acquisition [Member] | Earn-out liability from Weiliantong acquisition [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration			$ 39,755
Weiliantong acquisition [Member] | Earn-out liability from Weiliantong acquisition [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration	$ 19,875